PROGRESSIVE
                                    CAPITAL
                                  ACCUMULATION
                                     TRUST

                   ------------------------------------------

                               SEMI-ANNUAL REPORT

                   ------------------------------------------



                                 JUNE 30, 2000
                                  (Unaudited)

                     Progressive Capital Accumulation Trust

        Comparison of the Change in Value of a $10,000 Investment in the
                 Progressive Capital Accumulation Trust and the
                          Standard & Poor's 500 Index




                               [GRAPHIC OMITTED]





                ------------------------------------------------
                     Progressive Capital Accumulation Trust
                           Average Annual Total Return

                ================================================
                  Six Months*    1 Year    5 Year    10 Year
                  3.64%          26.10%    18.42%    11.81%
                ================================================


    *Not Annualized for the period from December 31, 1999 to June 30, 2000.

                     Progressive Capital Accumulation Trust

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (Unaudited)

Assets:
Investments at quoted market value (cost $5,174,274;
 see Schedule of Investments, Notes 1, 2, & 5).................   $  7,239,185
Cash  .........................................................        221,955
Dividends and interest receivable..............................          6,375
Other assets...................................................          1,769
                                                                   ------------
     Total assets..............................................      7,469,284
                                                                   ------------
Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         26,615
                                                                   ------------
     Total liabilities.........................................         26,615
                                                                   ------------
Net Assets:

Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 272,372 shares outstanding) (Note 1)........      4,051,048
Accumulated undistributed net investment income (Note 1).......        912,201
Accumulated realized loss from security transactions,
 net (Note 1)..................................................        414,509
Net unrealized appreciation in value of investments (Note 2)...      2,064,911
                                                                   ------------
     Net assets (equivalent to $27.32 per share, based on
      272,372 capital shares outstanding)......................   $  7,442,669
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                            STATEMENT OF OPERATIONS
                                 JUNE 30, 2000
                                  (Unaudited)
Income:
 Dividends.....................................................    $    15,245
 Interest......................................................         14,728
                                                                   ------------
     Total income..............................................         29,973
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         26,262
 Pricing and bookkeeping fees (Note 4).........................          9,271
 Transfer fees (Note 4)........................................          6,015
 Legal fees....................................................          4,261
 Audit and accounting fees.....................................          3,859
 Custodian fees................................................            902
 Trustees' fees and expenses...................................            500
 Other expenses................................................          2,297
                                                                   ------------
     Total expenses............................................         53,367
                                                                   ------------

Net investment loss............................................        (23,394)
                                                                   ------------
Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        720,963
  Increase in net unrealized appreciation in investments.......      (438,923)
                                                                   ------------
     Net gain on investments...................................        282,040
                                                                   ------------
Net increase in net assets resulting from operations...........      $ 258,646
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                     Six Months
                                                        Ended       Year Ended
                                                    June 30, 2000   December 31,
                                                      (Unaudited)      1999
                                                   ---------------  -----------
From operations:
 Net investment loss income......................  $   (23,394)    $   (17,644)
 Realized gain on investments, net...............      720,963         135,760
 Increase (decrease) in net unrealized
  appreciation in investments....................     (438,923)      1,274,310
                                                   --------------  ------------
     Net increase in net assets resulting
      from operations............................      258,646       1,392,426
                                                   --------------  ------------
Distributions to shareholders:
  From net investment income ($0.29 per share
   in 1999)......................................       --             (75,666)
 From net realized gain on investments
    ($0.23 per share in 1999)....................       --             (61,824)
                                                   --------------  ------------
     Total distributions to shareholders.........       --            (137,490)
                                                   --------------  ------------

From capital share transactions:

                              Number of Shares

                              2000        1999
                            ---------- -----------
 Proceeds from sale of
  shares..................    6,587      75,023        178,409       1,684,250
 Shares issued to share-
  holders in distributions
  reinvested..............    --          5,003        --              130,628
 Cost of shares redeemed..   (2,843)    (12,145)       (76,722)       (267,842)
                            ----------  -----------   -----------   -----------
 Increase (decrease) in net
  assets resulting from
  capital share
  transactions............    3,744      67,881        101,687      (1,547,036)
                            ========== ===========    -----------   -----------
Net increase (decrease) in net assets............      360,333        2,801,972
Net assets:
  Beginning of period............................    7,082,336        4,280,364
                                                     ------------    ----------
  End of period (including undistributed
   net investment income of $912,201 and
        $1,028,479, respectively)................  $ 7,442,669     $  7,082,336
                                                   =============   ============

   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                           Six Months
                             Ended
                            June 30,
                              2000              Year Ended December 31,
                          (Unaudited)   1999        1998       1997       1996
                          -----------------------------------------------------

Investment income........   $ 0.61     $ 4.15    $ (378.95)   $ 0.59     $ 1.33
Expenses, net............     1.09       5.16      (381.86)     0.47       0.92
                          ---------    --------  -----------  --------   ------
Net investment income
(loss)...................    (0.48)     (1.01)       2.91       0.12       0.41
Net realized and unrealized
 gain (loss)on
 investments..............    1.44       6.57        1.16       3.30       3.06
Distributions to
shareholders:
  From net investment
   income................     --       (0.29)        --       (0.07)     (0.13)
  From net realized gain
   on investments........     --       (0.23)     (11.61 )    (0.79)     (0.09)
                          ---------    --------  -----------  --------   ------
Net increase (decrease)
 in net asset value......     0.96       5.04       (7.54)      2.56       3.25
Net asset value:
 Beginning of period.....    26.36      21.32       28.86      26.30      23.05
                          ---------    --------  -----------  --------   ------
 End of period...........  $ 27.32   $   26.36   $   21.32    $28.86     $26.30
                          =====================================================

Total Return.............    3.64%     26.10%      19.40%     13.04%     15.05%
Ratio of expenses to
 average net assets......    1.49%      1.66%       1.29%      1.15%      1.10%
Ratio of net investment
 income to average net
 assets..................   (0.65)%    (0.32)%     (0.01)%     0.28%      0.49%
Portfolio turnover.......    0.87       0.28        0.49       0.04       0.21
Average commission rate
paid.....................    0.0579     0.0510      0.0654     0.0800     0.0650
Number of shares out-
 standing at end of
 period.................. 272,372    268,628    200,747     461,251    469,703


   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)


                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
COMMON STOCKS - 85.07%

           Advertising Industry - 2.86%
   5,000   Interpublic Group Of Companies Incorporated              $ 212,500
                                                                    -----------
           Air Transport Industry - 1.77%
   3,300   FDX Corporation                                            131,588
                                                                    ----------
           Bank Industry - 5.46%
   5,300   Bank of New York Company Incorporated                      251,419
   2,500   Citigroup, Incorporated                                    154,687
                                                                    -----------
                                                                      406,106
                                                                    -----------
           Computer & Peripherals Industry - 3.78%
   1,200   Hewlett Packard Company                                    147,375
   1,500   Sun Microsystems, Incorporated                             133,875
                                                                    -----------
                                                                      281,250
                                                                    -----------
           Computer Software & Services Industry - 8.23%
   2,500   America Online, Incorporated                               129,531
   4,600   Automatic Data Processing, Incorporated                    239,200
   2,200   Computer Associates International                          113,713
   1,800   Computer Sciences                                          129,825
                                                                    -----------
                                                                      612,269
                                                                    -----------
           Diversified Company Industry - 3.44%
      89   Berkshire Hathaway Class B                                 155,483
   2,200   Tyco International Limited                                 100,650
                                                                    -----------
                                                                      256,133
                                                                    -----------
           Drug Industry - 3.37%
   3,600   Amgen Incorporated                                         250,988
                                                                    -----------

           Electrical Equipment Industry - 3.62%
   5,400   General Electric Company                                   269,663
                                                                    -----------

           Food Processing Industry - 2.81%
   5,405   Tootsie Roll Industries Incorporated                       209,444
                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)
                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Food Wholesalers Industry - 2.80%
   5,200   Sysco Corporation                                          208,650
                                                                    -----------
           Foreign Telecommunications - 2.81%
   3,000   Nortel Networks Corporation                                209,438
                                                                    -----------
           Insurance (Diversified) Industry - 3.63%
   2,250   American International Group                               270,000
                                                                    -----------
           Insurance (Life) Industry - 2.26%
   3,600   AFLAC Incorporated                                         168,075
                                                                    -----------
           Investment Company (Biotech) Industry - 3.35%
   1,400   Biotech Holders, ADR                                       249,375
                                                                    -----------
           Management Sevices Industry - 2.41%
   3,500   Convergys Corporation                                      179,594
                                                                    -----------
           Manufacturing (Communications) Industry - 1.61%
   1,000   JDS Uniphase                                               120,062
                                                                    -----------
           Medical Supplies Industry - 5.81%
   4,000   Abbott Laboratories                                        169,000
   6,000   Stryker Corporation                                        263,625
                                                                    -----------
                                                                      432,625
                                                                    -----------
           Newspaper Industry - 2.48%
   4,600   New York Times, Class A                                    184,575
                                                                    -----------
           Office Equipment & Supplies Industry - 1.33%
   6,550   Staples Incorporated                                        98,659
                                                                    -----------
           Petroleum (Integrated) Industry - 2.91%
   3,500   Royal Dutch Petroleum                                      216,781
                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)
                                  (Continued)


                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Retail Building Supply Industry - 2.64%
   4,050   Home Depot Incorporated                                    196,678
                                                                    -----------
           Retail Store Industry - 1.59%
   6,250   Dollar General                                             117,969
                                                                    -----------
           Semiconductor Industry - 7.52%
   4,000   Dallas Semiconductor                                       144,000
   2,000   Intel Corporation                                          262,375
   2,200   Texas Instruments                                          153,587
                                                                    -----------
                                                                      559,962
                                                                    -----------
           Telecommunication Equipment Industry - 4.75%
   2,457   Agilent Technology                                         192,874
   2,600   Cisco Systems, Incorporated                                160,225
                                                                    -----------
                                                                      353,099
                                                                    -----------
           Telecomunication Services Industry - 1.83%
   3,000   WorldCom Incorporated                                      136,125
                                                                    -----------

           Total common stocks (cost $4,268,193).................... 6,331,608
                                                                     ----------

CASH, FOREIGN TIME DEPOSITS & OTHER ASSETS,
 LESS LIABILITIES - 14.93%.........................................  1,111,061
                                                                     ----------
           Total Net Assets........................................ $7,442,669
                                                                     ==========



   The accompanying notes are an integral part of these financial statements.

                     Progressive Capital Accumulation Trust

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (Unaudited)

1. Significant accounting policies:
   Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A.Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B.Income Taxes-- The Trust has elected to comply with the requirements of the
     Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year permanent differences, primarily due to short term gains and foreign currency losses offset by net investment income, resulted in a net increase in undistributed net investment income and an increase in accumulated realized loss from security transactions. This reclassification had no effect on net assets.

   C.Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

2. Tax basis of investments:
   At June 30, 2000,   the total cost of  investments  for federal income tax
   purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $2,277,941. Aggregate gross unrealized depreciation in investments in which there was an excess of tax
   cost  over market  value  was $213,030.   Net unrealized   appreciation  in
   investments at June 30, 2000 was $2,064,911.

                     Progressive Capital Accumulation Trust

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (Unaudited)

                                   (Continued)


3. Investment advisory service agreements:
   Pursuant  to  a   shareholders   meeting  held  on  November  30,  1998,  the
   shareholders of Progressive Capital Accumulation Trust voted to enter into an
   investment   advisory  agreement  with  Progressive   Investment   Management
   Corporation,  replacing  Anchor  Investment  Management  Corporation  as  the
   Investment   Adviser to  the Trust. The investment  advisory  contract  with
   Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2000, investment advisory fees of $4,203 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.

   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $2,484 in brokerage commissions during the six months ended June 30, 1999. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2000 were $9,271.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2000 were:

     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................   $   1,159,792
       Other investments................................       5,573,630
                                                            ---------------
                                                           $   6,733,422
                                                            ===============
     Proceeds from sales and maturities:

       U.S. Government and investments backed by such
        securities......................................   $     395,026
       Other investments................................       5,989,531
                                                            ---------------
                                                           $   6,384,557
                                                            ===============

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                              OFFICERS AND TRUSTEES

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LEMENAGER                                  Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.




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